Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity File Number	001-41961
Entity Registrant Name	Unusual Machines, Inc.
Entity Central Index Key	0001956955
Entity Tax Identification Number	66-0927642
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4677 L B McLeod Rd
Entity Address, Address Line Two	Suite J
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32811
City Area Code	(855)
Local Phone Number	921-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01
Trading Symbol	UMAC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false